Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income (Loss):
Recognize the decrease in net gain (loss)	$ 604	$ (36)	$ 61
Total recognized in other comprehensive loss (income)	$ 604	$ (36)	$ 61